Income Taxes (Tables)	12 Months Ended
Dec. 28, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of (Loss) Income Before Provision for Income Taxes

The components of loss before provision for income taxes for Fiscal 2018 and Fiscal 2019, are as follows:

	Fiscal 2019	Fiscal 2018
Domestic	$(4,795)	$(4,840)
Foreign	(434)	(1,639)
Loss before provision for income taxes	$(5,229)	$(6,479)

Schedule of Components of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Fiscal 2019	Fiscal 2018
Current:
Federal	$—	$—
State	119	60
Foreign	21	39
Total current tax expense	140	99
Deferred:
Federal	49	35
State	186	11
Foreign	(710)	(123)
Total deferred tax expense	(475)	(77)
Total tax (benefit) expense	$(335)	$22

Schedule of Effective Income Tax Rate Reconciliation

The difference between the income tax provision on income (loss) and the amount computed at the U.S. federal statutory rate is due to:

	Fiscal 2019
Income benefit provision at Federal Statutory Rate	$(1,004)	21.00%
International tax rate differentials	(13)	0.28%
U.S. Permanent differences	349	-7.29%
Other True-Ups	(325)	6.81%
State Taxes	(1,741)	36.41%
Change in valuation allowance	2,399	-50.18%
Tax provision	$(335)	7.04%

Schedule of Deferred Tax Assets (Liabilities)

Our deferred tax assets (liabilities) are as follows:

	Fiscal 2019	Fiscal 2018
Deferred tax assets
Net operating loss carryforward	$5,858	$5,393
Tax credit, deduction and capital loss carryforward	2,327	2,504
Share-based compensation	847	687
Debt issuance costs	333	660
Accrued expenses and other liabilities	454	615
Interest limitation and carryforward	3,639	1,155
Operating lease liabilities	731	—
Total deferred tax assets	14,189	11,014
Less: valuation allowance	(11,948)	(9,619)
Deferred tax assets, net of valuation allowance	2,241	1,395

Deferred tax liabilities:
Deprecation	1,557	1,461
Basis differences in acquired intangibles	1,433	1,852
Operating lease - Right-of-use assets	731	—
Total deferred tax liabilities	3,721	3,313
Deferred tax liability	$(1,480)	$(1,918)

Schedule of Unrecognized Tax Benefits
	Fiscal 2019	Fiscal 2018
Beginning balance	$670	$1,136
Additions for tax positions of prior years	4	—
Reductions for tax positions of prior years	—	466
Loss before provision for income taxes	$674	$670